Related Party Transactions (10-Q) (Details Narrative) (USD $)	1 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended
	Nov. 30, 2011	Jun. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Brian Altounian [Member]	Dec. 31, 2012 Brian Altounian [Member]	Dec. 31, 2011 Brian Altounian [Member]
Noncontrolling Interest, Ownership Percentage						34.00%	34.00%	34.00%
Monthly fee	$ 5,000	$ 25,000	$ 5,000	$ 40,000	$ 5,000